Segment Information - CODM Key metrics (Details)	3 Months Ended
	Mar. 31, 2026 USD ($) segment	Dec. 31, 2025 USD ($) segment
Operating expenses:
General and administrative	$ 139,635	$ 145,382
Net loss	$ (139,635)	$ (145,382)
Single reportable segment
Segment Reporting [Line Items]
Number of reportable segment | segment	1	1